Schedule of Stock Option (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Number of options, Beginning balance	11,105	4,747	519
Weighted Average Exercise Price, Beginning balance	$ 628.71	$ 549.29	$ 1,050.00
Number of Options, Granted		11,202	4,364
Weighted Average Exercise Price, Granted		$ 671.00	$ 496.27
Number of Options, Exercised		(140)	(53)
Weighted Average Exercise Price, Exercised		$ 482.00	$ 836.99
Number of Options, Cancelled	(3,470)	(4,704)	(83)
Weighted Average Exercise Price, Cancelled		$ 653.64	$ 409.00
Number of options, Ending balance	7,635	11,105	4,747
Weighted Average Exercise Price, Ending balance	$ 625.06	$ 628.71	$ 549.29
Weighted Average Exercise Price, Cancelled	$ 656.38	$ 653.64
Revision of Prior Period, Adjustment [Member]
Number of options, Beginning balance	11,105	4,747
Weighted Average Exercise Price, Beginning balance	$ 628.71	$ 549.29
Number of Options, Granted		11,202
Weighted Average Exercise Price, Granted		$ 671.00
Number of Options, Exercised		(140)
Weighted Average Exercise Price, Exercised		$ 482.00
Number of Options, Cancelled		(4,704)
Number of options, Ending balance		11,105	4,747
Weighted Average Exercise Price, Ending balance		$ 628.71	$ 549.29